Income Taxes Unrecognized tax benefit (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Unrecognized Tax Benefits	$ 20	$ 21	$ 20
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	3	3
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	2	1
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	(1)	(4)
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	0	0
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations	(1)	(1)
Unrecognized Tax Benefits, Decreases Resulting from Foreign Currency Translation	(4)
Unrecognized Tax Benefits, Increases Resulting from Foreign Currency Translation		$ 2